Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	CAPITAL WORLD GROWTH & INCOME FUND
Entity Central Index Key	0000894005
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 30, 2020
Document Effective Date	Jun. 30, 2020
Prospectus Date	Feb. 01, 2020
CAPITAL WORLD GROWTH & INCOME FUND® | Class A | CAPITAL WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	CWGIX
CAPITAL WORLD GROWTH & INCOME FUND® | Class R-1 | CAPITAL WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	RWIAX
CAPITAL WORLD GROWTH & INCOME FUND® | Class R-2 | CAPITAL WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	RWIBX
CAPITAL WORLD GROWTH & INCOME FUND® | Class R-3 | CAPITAL WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	RWICX
CAPITAL WORLD GROWTH & INCOME FUND® | Class R-4 | CAPITAL WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	RWIEX
CAPITAL WORLD GROWTH & INCOME FUND® | Class R-5 | CAPITAL WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	RWIFX
CAPITAL WORLD GROWTH & INCOME FUND® | Class C | CAPITAL WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	CWGCX
CAPITAL WORLD GROWTH & INCOME FUND® | Class F-1 | CAPITAL WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	CWGFX
CAPITAL WORLD GROWTH & INCOME FUND® | Class 529-A | CAPITAL WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	CWIAX
CAPITAL WORLD GROWTH & INCOME FUND® | Class 529-C | CAPITAL WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	CWICX
CAPITAL WORLD GROWTH & INCOME FUND® | Class 529-E | CAPITAL WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	CWIEX
CAPITAL WORLD GROWTH & INCOME FUND® | Class 529-F-1 | CAPITAL WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	CWIFX
CAPITAL WORLD GROWTH & INCOME FUND® | Class F-2 | CAPITAL WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	WGIFX
CAPITAL WORLD GROWTH & INCOME FUND® | Class R-6 | CAPITAL WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	RWIGX
CAPITAL WORLD GROWTH & INCOME FUND® | Class R-2E | CAPITAL WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	RWBEX
CAPITAL WORLD GROWTH & INCOME FUND® | Class R-5E | CAPITAL WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	RWIHX
CAPITAL WORLD GROWTH & INCOME FUND® | Class F-3 | CAPITAL WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	FWGIX
CAPITAL WORLD GROWTH & INCOME FUND® | Class 529-T | CAPITAL WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	TCWWX
CAPITAL WORLD GROWTH & INCOME FUND® | Class T | CAPITAL WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	TCWGX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class A | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	DWGAX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class 529-F-1 | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	CDWFX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-1 | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	RDWAX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-2 | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	RDWBX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-3 | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	RDWCX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-4 | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	RDWEX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-5 | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	RDWFX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-6 | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	RDWGX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class C | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	DWGCX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class F-1 | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	DWGFX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class F-2 | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	DWGHX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class 529-A | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	CDWAX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class 529-C | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	CDWCX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class 529-E | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	CDWEX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-2E | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	RDEGX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-5E | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	RDWHX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class F-3 | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	FDWGX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class 529-T | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	TWDGX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class T | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	TDWGX
AMERICAN FUNDS INFLATION LINKED BOND FUND® | Class A | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	BFIAX
AMERICAN FUNDS INFLATION LINKED BOND FUND® | Class 529-F-1 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	CNLFX
AMERICAN FUNDS INFLATION LINKED BOND FUND® | Class R-1 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	RILAX
AMERICAN FUNDS INFLATION LINKED BOND FUND® | Class R-2 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	RILBX
AMERICAN FUNDS INFLATION LINKED BOND FUND® | Class R-3 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	RILCX
AMERICAN FUNDS INFLATION LINKED BOND FUND® | Class R-4 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	RILDX
AMERICAN FUNDS INFLATION LINKED BOND FUND® | Class R-5 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	RILEX
AMERICAN FUNDS INFLATION LINKED BOND FUND® | Class R-6 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	RILFX
AMERICAN FUNDS INFLATION LINKED BOND FUND® | Class C | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	BFICX
AMERICAN FUNDS INFLATION LINKED BOND FUND® | Class F-1 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	BFIFX
AMERICAN FUNDS INFLATION LINKED BOND FUND® | Class F-2 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	BFIGX
AMERICAN FUNDS INFLATION LINKED BOND FUND® | Class 529-A | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	CNLAX
AMERICAN FUNDS INFLATION LINKED BOND FUND® | Class 529-C | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	CNLCX
AMERICAN FUNDS INFLATION LINKED BOND FUND® | Class 529-E | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	CNLEX
AMERICAN FUNDS INFLATION LINKED BOND FUND® | Class R-2E | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	RILGX
AMERICAN FUNDS INFLATION LINKED BOND FUND® | Class R-5E | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	RILHX
AMERICAN FUNDS INFLATION LINKED BOND FUND® | Class F-3 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	FILBX
AMERICAN FUNDS INFLATION LINKED BOND FUND® | Class 529-T | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	TLIBX
AMERICAN FUNDS INFLATION LINKED BOND FUND® | Class T | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	TILBX
NEW ECONOMY FUND® | Class A | NEW ECONOMY FUND
Prospectus:
Trading Symbol	ANEFX
NEW ECONOMY FUND® | Class R-1 | NEW ECONOMY FUND
Prospectus:
Trading Symbol	RNGAX
NEW ECONOMY FUND® | Class R-2 | NEW ECONOMY FUND
Prospectus:
Trading Symbol	RNGBX
NEW ECONOMY FUND® | Class R-3 | NEW ECONOMY FUND
Prospectus:
Trading Symbol	RNGCX
NEW ECONOMY FUND® | Class R-4 | NEW ECONOMY FUND
Prospectus:
Trading Symbol	RNGEX
NEW ECONOMY FUND® | Class R-5 | NEW ECONOMY FUND
Prospectus:
Trading Symbol	RNGFX
NEW ECONOMY FUND® | Class C | NEW ECONOMY FUND
Prospectus:
Trading Symbol	ANFCX
NEW ECONOMY FUND® | Class F-1 | NEW ECONOMY FUND
Prospectus:
Trading Symbol	ANFFX
NEW ECONOMY FUND® | Class 529-A | NEW ECONOMY FUND
Prospectus:
Trading Symbol	CNGAX
NEW ECONOMY FUND® | Class 529-C | NEW ECONOMY FUND
Prospectus:
Trading Symbol	CNGCX
NEW ECONOMY FUND® | Class 529-E | NEW ECONOMY FUND
Prospectus:
Trading Symbol	CNGEX
NEW ECONOMY FUND® | Class 529-F-1 | NEW ECONOMY FUND
Prospectus:
Trading Symbol	CNGFX
NEW ECONOMY FUND® | Class F-2 | NEW ECONOMY FUND
Prospectus:
Trading Symbol	NEFFX
NEW ECONOMY FUND® | Class R-6 | NEW ECONOMY FUND
Prospectus:
Trading Symbol	RNGGX
NEW ECONOMY FUND® | Class R-2E | NEW ECONOMY FUND
Prospectus:
Trading Symbol	RNNEX
NEW ECONOMY FUND® | Class R-5E | NEW ECONOMY FUND
Prospectus:
Trading Symbol	RNGHX
NEW ECONOMY FUND® | Class F-3 | NEW ECONOMY FUND
Prospectus:
Trading Symbol	FNEFX
NEW ECONOMY FUND® | Class 529-T | NEW ECONOMY FUND
Prospectus:
Trading Symbol	TENEX
NEW ECONOMY FUND® | Class T | NEW ECONOMY FUND
Prospectus:
Trading Symbol	TNEEX